Income Taxes - Reconciliation of U.S. Federal Provision at Statutory Rate to the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
U.S. federal provision at statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	1.50%	1.30%	7.40%
Foreign income taxes at rates other than the U.S. rate	0.00%	(0.40%)	(0.10%)
Tax credits	3.00%	6.70%	4.50%
Withholding taxes	(1.70%)	(1.50%)	0.00%
Permanent items	(1.40%)	(0.20%)	(0.70%)
Uncertain tax benefits	(0.20%)	(0.20%)	(0.50%)
2019 CARES Act impact	4.30%	0.00%	0.00%
Prior year return to provision adjustments	(1.70%)	(0.10%)	0.20%
Change in Valuation Allowance	(22.00%)	(25.70%)	(43.20%)
Other	(0.10%)	0.10%	(0.50%)
Income Taxes Provision (Benefit)	2.70%	1.00%	(11.90%)